Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Reporting fees	$ 3,700	$ 2,300	$ 6,052	$ 8,984
Total operating income	3,700	2,300	6,052	8,984
Operating expenses and loss:
Amortization (Note 3)	12,035	12,035	24,070	24,070
Asset management fees (Note 3)	41,590	41,590	83,180	83,180
Asset management expenses	1,686	2,621	2,268	4,985
Legal and accounting fees	6,478	5,010	24,597	5,026
Impairment loss (Note 2)			584,825	484,027
Write off of advances to Local Limited Partnerships (Note 5)			36,595
Other	7,044	105	8,672	1,154
Total operating expenses and loss	68,833	61,361	764,207	602,442
Loss from operations	(65,133)	(59,061)	(758,155)	(593,458)
Equity in losses of Local Limited Partnerships (Note 2)	(132,077)	(156,891)	(264,155)	(313,782)
Interest income	106	626	181	1,249
Net loss	(197,104)	(215,326)	(1,022,129)	(905,991)
Net loss allocated to:
General Partner	(197)	(215)	(1,022)	(906)
Limited Partners	$ (196,907)	$ (215,111)	$ (1,021,107)	$ (905,085)
Net loss per Partnership Unit	$ (12)	$ (13)	$ (64)	$ (56)
Outstanding weighted Partnership Units	16,046	16,046	16,046	16,046